John Hancock
High Yield Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.5%				$5,317,564
(Cost $5,325,187)
U.S. Government Agency 0.5%				5,317,564
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,834,928	1,786,469
30 Yr Pass Thru	5.500	06-01-53	1,875,789	1,866,367

Federal National Mortgage Association 30 Yr Pass Thru	4.500	07-01-52	1,753,968	1,664,728
Corporate bonds 87.3%				$982,221,794
(Cost $1,040,656,542)
Communication services 15.6%				175,079,319
Diversified telecommunication services 2.2%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,583,677
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,355,097
GCI LLC (A)	4.750	10-15-28	7,935,000	6,883,613
Iliad Holding SASU (A)	6.500	10-15-26	4,885,000	4,661,196
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	1,794,356
Entertainment 2.2%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	5,535,000	3,777,977
Cinemark USA, Inc. (A)	8.750	05-01-25	3,150,000	3,181,815
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	7,700,000	7,173,320
Playtika Holding Corp. (A)	4.250	03-15-29	2,621,000	2,267,165
ROBLOX Corp. (A)	3.875	05-01-30	4,747,000	3,916,291
WMG Acquisition Corp. (A)	3.000	02-15-31	3,891,000	3,172,760
WMG Acquisition Corp. (A)	3.875	07-15-30	1,500,000	1,301,704
Interactive media and services 2.4%
ANGI Group LLC (A)	3.875	08-15-28	2,696,000	2,163,574
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,361,170
Cars.com, Inc. (A)	6.375	11-01-28	3,641,000	3,366,396
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,110,670
TripAdvisor, Inc. (A)	7.000	07-15-25	7,200,000	7,182,830
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	2,617,399
ZoomInfo Technologies LLC (A)	3.875	02-01-29	8,780,000	7,464,021
Media 7.0%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,439,329
Altice Financing SA (A)	5.750	08-15-29	2,405,000	1,905,146
Altice France Holding SA (A)	10.500	05-15-27	2,190,000	1,188,294
Altice France SA (A)	5.500	10-15-29	2,313,000	1,670,727
Altice France SA (A)	8.125	02-01-27	5,463,000	4,617,000
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	5,574,613
CCO Holdings LLC (A)	4.500	06-01-33	3,759,000	2,967,243
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	5,640,539
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,504,072
CSC Holdings LLC (A)	6.500	02-01-29	3,800,000	3,141,301
DISH Network Corp. (A)	11.750	11-15-27	4,610,000	4,677,495
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	5,738,153
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,493,000	5,170,286
News Corp. (A)	5.125	02-15-32	5,921,000	5,358,505
Sirius XM Radio, Inc. (A)	4.000	07-15-28	6,170,000	5,342,732
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,610,741
Stagwell Global LLC (A)	5.625	08-15-29	7,230,000	6,038,046
Townsquare Media, Inc. (A)	6.875	02-01-26	5,976,000	5,751,900
Virgin Media Finance PLC (A)	5.000	07-15-30	1,875,000	1,516,425
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,900,000	$3,564,988
Wireless telecommunication services 1.8%
SoftBank Group Corp.	5.125	09-19-27	6,850,000	6,326,934
Sprint LLC	7.125	06-15-24	9,175,000	9,247,776
Sprint LLC	7.875	09-15-23	4,750,000	4,752,043
Consumer discretionary 13.7%				154,144,282
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	2,881,000	2,873,394
Dealer Tire LLC (A)	8.000	02-01-28	3,494,000	3,261,274
The Goodyear Tire & Rubber Company	5.000	07-15-29	2,008,000	1,782,096
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,042,498
ZF North America Capital, Inc. (A)	6.875	04-14-28	3,309,000	3,298,330
Automobiles 1.4%
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,607,683
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	9,524,248
Ford Motor Credit Company LLC	6.950	06-10-26	2,444,000	2,447,116
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,307,337
Broadline retail 0.6%
Liberty Interactive LLC	8.250	02-01-30	5,147,000	1,998,657
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,409,109
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	420,000
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	377,300
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,181,612
Diversified consumer services 1.1%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	4,065,850
Sotheby’s (A)	7.375	10-15-27	4,930,000	4,488,057
Stena International SA (A)	6.125	02-01-25	3,400,000	3,345,600
Hotels, restaurants and leisure 7.1%
Affinity Interactive (A)	6.875	12-15-27	3,953,000	3,500,195
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,472,000	3,528,420
Caesars Entertainment, Inc. (A)	7.000	02-15-30	7,226,000	7,253,654
Carnival Corp. (A)	6.000	05-01-29	1,907,000	1,721,785
Carnival Corp. (A)	7.000	08-15-29	602,000	610,824
Carnival Corp. (A)	7.625	03-01-26	4,080,000	4,067,612
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,260,520
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,425,000	3,724,976
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,853,362
Choice Hotels International, Inc.	3.700	12-01-29	4,625,000	4,084,017
Full House Resorts, Inc. (A)	8.250	02-15-28	3,042,000	2,706,596
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	3,349,000	2,823,480
International Game Technology PLC (A)	6.250	01-15-27	8,220,000	8,139,076
International Game Technology PLC (A)	6.500	02-15-25	2,618,000	2,620,325
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,450,016
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	884,736
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,000,000	3,480,000
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	2,955,000	2,751,844
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	3,073,785
New Red Finance, Inc. (A)	3.875	01-15-28	4,000,000	3,638,176
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	4,580,000	4,881,579
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	2,950,316
Yum! Brands, Inc.	5.375	04-01-32	4,175,000	3,918,244
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.9%
KB Home	4.000	06-15-31	3,626,000	$3,054,470
KB Home	7.250	07-15-30	1,301,000	1,304,107
Newell Brands, Inc.	6.375	09-15-27	5,829,000	5,710,292
Specialty retail 1.4%
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,080,000	3,500,176
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,396,219
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	4,490,243
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	1,978,196
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	2,356,880
Consumer staples 3.1%				34,332,989
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,928,000	3,909,848
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,487,299
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	2,966,344
Food products 1.8%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,278,232
JBS USA LUX SA	5.750	04-01-33	4,745,000	4,515,979
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	5,355,000	4,709,385
Post Holdings, Inc. (A)	5.500	12-15-29	2,769,000	2,561,475
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,260,201
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	965,572
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,313,929
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,364,725
Energy 11.8%				133,298,063
Energy equipment and services 1.0%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,428,125
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,181,428
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	2,682,319	2,373,687
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,122,398
USA Compression Partners LP	6.875	09-01-27	2,448,000	2,386,375
Oil, gas and consumable fuels 10.8%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,342,614
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,827,233
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,417,417
Cheniere Energy Partners LP	3.250	01-31-32	6,459,000	5,337,265
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,385,747
Cheniere Energy Partners LP	4.500	10-01-29	5,235,000	4,830,318
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,666,625
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	6,499,457
Crestwood Midstream Partners LP (A)	8.000	04-01-29	5,225,000	5,399,078
Delek Logistics Partners LP (A)	7.125	06-01-28	2,621,000	2,436,429
Enbridge, Inc. (7.625% to 10-15-32, then 5 Year CMT + 4.418%)	7.625	01-15-83	5,890,000	5,936,873
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	4,111,000	3,637,742
EnLink Midstream LLC (A)	5.625	01-15-28	4,827,000	4,669,495
EQM Midstream Partners LP (A)	7.500	06-01-30	4,862,000	4,986,000
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	884,681
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,520,693
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	2,837,000	2,937,969
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,102,914
New Fortress Energy, Inc. (A)	6.500	09-30-26	5,555,000	5,163,498
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
NuStar Logistics LP	6.000	06-01-26	3,665,000	$3,591,991
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,225,228
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	2,919,423
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	7,428,820
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	7,231,358
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,218,934
Range Resources Corp.	8.250	01-15-29	2,800,000	2,906,820
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,404,081
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,267,481
Sunoco LP	4.500	04-30-30	2,175,000	1,939,210
Sunoco LP	6.000	04-15-27	2,448,000	2,422,402
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,399,350
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,945,000	2,868,904
Financials 10.9%				122,903,397
Banks 5.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,111,275
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	3,900,000	3,486,054
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (A)(B)	6.625	03-25-24	5,969,000	5,894,984
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,780,000	1,834,059
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	3,694,042
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,502,304
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%)	6.361	10-27-28	5,650,000	5,695,045
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,645,000	3,591,844
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,549,862
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	3,675,893
Popular, Inc.	7.250	03-13-28	3,465,000	3,486,656
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (A)(B)	7.875	12-18-23	9,286,000	9,247,463
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	4,080,000	3,668,328
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	3,033,000	2,682,961
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,568,500
Capital markets 0.8%
Brookfield Capital Finance LLC	6.087	06-14-33	3,560,000	3,568,756
MSCI, Inc. (A)	3.625	11-01-31	6,705,000	5,685,699
Consumer finance 1.4%
Ally Financial, Inc.	7.100	11-15-27	5,125,000	5,192,206
Enova International, Inc. (A)	8.500	09-15-25	3,562,000	3,504,652
OneMain Finance Corp.	6.875	03-15-25	2,957,000	2,942,147
OneMain Finance Corp.	9.000	01-15-29	2,493,000	2,527,279
World Acceptance Corp. (A)	7.000	11-01-26	2,560,000	2,217,815
Financial services 1.4%
Block, Inc.	3.500	06-01-31	6,035,000	4,948,491
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,135,000	2,179,878
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,881,313
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	5,637,912
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.6%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,333,000	$4,268,933
Athene Holding, Ltd.	6.150	04-03-30	4,700,000	4,746,035
Athene Holding, Ltd.	6.650	02-01-33	3,500,000	3,590,896
HUB International, Ltd. (A)	7.250	06-15-30	3,524,000	3,587,044
Ryan Specialty LLC (A)	4.375	02-01-30	1,615,000	1,443,472
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,291,599
Health care 4.5%				50,623,700
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	3,465,000	3,447,654
Health care providers and services 3.2%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,292,913
Centene Corp.	4.625	12-15-29	2,415,000	2,220,593
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	2,902,670
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	5,502,487
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,181,470
HCA, Inc.	5.375	02-01-25	7,020,000	6,974,483
HealthEquity, Inc. (A)	4.500	10-01-29	4,595,000	4,074,727
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,834,171
Tenet Healthcare Corp.	6.125	10-01-28	3,000,000	2,889,390
Life sciences tools and services 0.2%
IQVIA, Inc. (A)	5.700	05-15-28	2,776,000	2,765,693
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	503,604
Bausch Health Companies, Inc. (A)	11.000	09-30-28	892,000	636,832
Bausch Health Companies, Inc. (A)	14.000	10-15-30	177,000	106,643
Organon & Company (A)	4.125	04-30-28	4,050,000	3,665,096
Organon & Company (A)	5.125	04-30-31	4,255,000	3,625,274
Industrials 12.1%				136,594,695
Aerospace and defense 1.1%
Bombardier, Inc. (A)	7.875	04-15-27	5,757,000	5,742,120
TransDigm, Inc. (A)	6.250	03-15-26	2,385,000	2,362,270
TransDigm, Inc. (A)	6.750	08-15-28	4,616,000	4,632,181
Building products 0.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,419,000	1,206,391
Builders FirstSource, Inc. (A)	6.375	06-15-32	2,680,000	2,612,828
Commercial services and supplies 2.2%
Allied Universal Holdco LLC (A)	6.625	07-15-26	4,819,000	4,583,562
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	4,858,500
Cimpress PLC	7.000	06-15-26	4,018,000	3,766,875
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,587,510
Enviri Corp. (A)	5.750	07-31-27	2,920,000	2,532,224
GFL Environmental, Inc. (A)	4.250	06-01-25	4,150,000	4,013,963
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,199,843
VT Topco, Inc. (A)	8.500	08-15-30	1,612,000	1,636,180
Construction and engineering 1.6%
AECOM	5.125	03-15-27	2,700,000	2,590,477
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,675,923
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,294,727
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,505,000	3,783,326
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	$2,176,052
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,272,938
Williams Scotsman International, Inc. (A)	6.125	06-15-25	1,932,000	1,914,979
Electrical equipment 0.7%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	4,688,000	4,614,961
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	2,937,476
Ground transportation 1.6%
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,663,669
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	5,819,998
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,361,564
Machinery 0.6%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	3,403,000	3,328,481
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,055,925
Passenger airlines 1.9%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,388,716	1,398,472
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27	2,532,453	2,374,461
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	1,306,450	1,265,413
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	5,691,626
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	2,491,154	2,494,380
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,115,390
U.S. Airways Group, Inc. (C)(D)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	3,743,325
Professional services 0.7%
Concentrix Corp.	6.850	08-02-33	5,401,000	5,170,442
TriNet Group, Inc. (A)	7.125	08-15-31	3,244,000	3,262,231
Trading companies and distributors 1.4%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,214,000	2,764,004
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,497,000	2,466,636
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,815,504
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,279,545
United Rentals North America, Inc.	4.000	07-15-30	3,289,000	2,882,212
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,646,111
Information technology 5.1%				57,704,707
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26	1,245,000	1,131,413
IT services 1.1%
Gartner, Inc. (A)	3.750	10-01-30	5,800,000	5,008,624
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,370,998
Sabre GLBL, Inc. (A)	9.250	04-15-25	668,000	658,062
Virtusa Corp. (A)	7.125	12-15-28	4,378,000	3,584,488
Semiconductors and semiconductor equipment 1.0%
Entegris Escrow Corp. (A)	4.750	04-15-29	5,401,000	5,024,817
ON Semiconductor Corp. (A)	3.875	09-01-28	3,975,000	3,538,466
Qorvo, Inc. (A)	3.375	04-01-31	3,600,000	2,930,814
Software 1.8%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,174,801
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,507,000	4,073,472
NCR Corp. (A)	5.125	04-15-29	1,041,000	946,726
NCR Corp. (A)	5.250	10-01-30	3,145,000	2,822,503
Open Text Corp. (A)	6.900	12-01-27	5,668,000	5,741,882
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Ziff Davis, Inc. (A)	4.625	10-15-30	5,407,000	$4,650,741
Technology hardware, storage and peripherals 1.1%
CDW LLC	3.250	02-15-29	3,000,000	2,606,280
Seagate HDD Cayman	5.750	12-01-34	4,007,000	3,548,720
Seagate HDD Cayman (A)	8.250	12-15-29	931,000	976,620
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	4,915,280
Materials 4.3%				48,832,211
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,648,952
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,599,469
Containers and packaging 2.7%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,385,000	2,325,646
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,578,909
Ball Corp.	6.000	06-15-29	1,792,000	1,766,520
Ball Corp.	6.875	03-15-28	3,265,000	3,313,940
Berry Global, Inc. (A)	5.625	07-15-27	3,488,000	3,419,107
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	2,630,000	2,378,405
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,265,000	3,227,387
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	1,751,000	1,766,671
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	2,882,880
Sealed Air Corp. (A)	6.125	02-01-28	1,477,000	1,451,266
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,751,595
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,230,321
Metals and mining 1.2%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	4,499,892
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	4,164,000	4,054,048
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,845,180
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,092,023
Real estate 3.4%				37,721,039
Health care REITs 0.3%
Diversified Healthcare Trust	9.750	06-15-25	3,770,000	3,707,103
Hotel and resort REITs 0.3%
XHR LP (A)	4.875	06-01-29	4,125,000	3,569,015
Real estate management and development 0.5%
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	1,885,000	1,903,944
Realogy Group LLC (A)	5.250	04-15-30	4,522,000	3,138,993
Specialized REITs 2.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,613,000	3,119,694
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	6,031,991
Uniti Group LP (A)	10.500	02-15-28	3,292,000	3,284,212
VICI Properties LP (A)	4.250	12-01-26	3,935,000	3,707,060
VICI Properties LP (A)	4.625	12-01-29	5,910,000	5,338,799
VICI Properties LP (A)	5.750	02-01-27	4,000,000	3,920,228
Utilities 2.8%				30,987,392
Electric utilities 1.4%
Alexander Funding Trust II (A)	7.467	07-31-28	2,826,000	2,861,996
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	3,948,975
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	2,353,000	2,311,368
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,190,224
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.4%
AmeriGas Partners LP (A)	9.375	06-01-28	4,518,000	$4,631,086
Independent power and renewable electricity producers 1.0%
Calpine Corp. (A)	4.500	02-15-28	5,955,000	5,512,697
Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,542,776

Talen Energy Supply LLC (A)	8.625	06-01-30	2,870,000	2,988,270
Convertible bonds 0.2%				$2,242,130
(Cost $1,804,580)
Communication services 0.2%				2,242,130
Media 0.2%

DISH Network Corp.	3.375	08-15-26	3,706,000	2,242,130

Term loans (E) 3.7%				$41,095,673
(Cost $43,866,893)
Communication services 1.0%				11,009,419
Diversified telecommunication services 0.3%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (F)	TBD	03-09-27	4,238,000	3,389,341
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (F)	TBD	12-06-27	1,853,668	1,800,078
Media 0.5%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month SOFR + 5.500%)	10.945	09-01-27	6,000,000	5,820,000
Consumer discretionary 0.3%				3,420,610
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Leisure products 0.3%
J&J Ventures Gaming LLC, Term Loan (3 month LIBOR + 4.000%)	9.538	04-26-28	3,590,589	3,420,610
Financials 0.1%				929,512
Insurance 0.1%
HUB International, Ltd., 2023 Term Loan B (3 month SOFR + 4.250%)	9.584	06-20-30	927,000	929,512
Health care 1.6%				18,661,503
Health care equipment and supplies 0.4%
Bausch & Lomb, Inc., Term Loan (3 month SOFR + 3.250%)	8.592	05-10-27	4,742,100	4,630,092
Health care providers and services 0.6%
Mamba Purchaser, Inc., 2021 Term Loan (1 month SOFR + 3.500%)	8.946	10-16-28	3,556,995	3,546,324
Select Medical Corp., 2023 Term Loan B1 (1 month SOFR + 3.000%)	8.320	03-06-27	3,000,000	3,000,000
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. , 2022 Term Loan B (1 month SOFR + 5.250%)	10.664	02-01-27	9,184,156	7,485,087
Industrials 0.3%				2,957,331
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month SOFR + 4.750%)	10.338	04-20-28	2,850,000	2,957,331
Information technology 0.2%				1,805,012
Software 0.2%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.769	02-01-29	2,210,670	1,805,012
Materials 0.2%				2,312,286
Chemicals 0.2%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 month SOFR + 2.500%)	7.946	05-03-28	3,029,209	2,312,286
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 0.1%				$1,329,146
(Cost $0)
Commercial and residential 0.1%				1,329,146
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	35,765,341	373,201
Series 2007-4, Class ES IO	0.350	07-19-47	36,939,309	484,633

Series 2007-6, Class ES IO (A)	0.343	08-19-37	37,967,397	471,312
Asset backed securities 3.3%				$37,385,211
(Cost $37,504,877)
Asset backed securities 3.3%				37,385,211
Apres Static CLO, Ltd.
Series 2019-1A, Class A2R (3 month CME Term SOFR + 1.962%) (A)(G)	7.270	10-15-28	2,200,000	2,200,101
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	4,810,000	4,751,390
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month CME Term SOFR + 1.482%) (A)(G)	6.790	01-15-29	1,898,960	1,894,289
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,578,187	3,914,797
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	5,770,032	5,457,988
LCM XX LP
Series 20A, Class BR (3 month CME Term SOFR + 1.812%) (A)(G)	7.138	10-20-27	1,570,000	1,569,149
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	4,302,340	4,254,016
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,428,670	7,261,830
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month CME Term SOFR + 1.262%) (A)(G)	6.570	08-16-29	1,360,056	1,358,948
Sound Point CLO, Ltd.
Series 2013-2RA, Class A1 (3 month CME Term SOFR + 1.212%) (A)(G)	6.520	04-15-29	903,643	899,495
Symphony CLO XVII, Ltd.
Series 2016-17A, Class BR (3 month CME Term SOFR + 1.462%) (A)(G)	6.770	04-15-28	2,883,814	2,868,775
Zais CLO 8, Ltd.
Series 2018-1A, Class A (3 month CME Term SOFR + 1.212%) (A)(G)	6.520	04-15-29	957,130	954,433

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(H)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(H)	2,560	0

Preferred securities 0.6%		$7,157,992
(Cost $7,067,689)
Communication services 0.3%		3,713,406
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	194,725	3,713,406
Industrials 0.3%		3,444,586
Construction and engineering 0.3%

Glasstech, Inc., Series A (D)(H)(I)	143	128,700

Glasstech, Inc., Series B (D)(H)(I)	4,475	3,315,886
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Warrants 0.0%		$22,615
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (H)	35,700	22,615

	Par value^	Value
Escrow certificates 0.0%		$11,398
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(H)	250,000	0
Green Field Energy Services, Inc. (A)(D)(H)	6,000	0
LSC Communications, Inc. (A)(D)(H)	5,845,000	11,398

	Yield (%)	Shares	Value
Short-term investments 4.0%			$45,120,237
(Cost $45,104,656)
Short-term funds 4.0%			45,120,237
John Hancock Collateral Trust (J)	5.4789(K)	4,513,558	45,120,237

Total investments (Cost $1,181,371,384) 99.7%	$1,121,903,760
Other assets and liabilities, net 0.3%	3,134,689
Total net assets 100.0%	$1,125,038,449

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $754,277,912 or 67.0% of the fund’s net assets as of 8-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 8-31-23.
The fund had the following country composition as a percentage of net assets on 8-31-23:
United States	83.6%
Canada	4.5%
France	2.8%
United Kingdom	1.8%
Luxembourg	1.6%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

Cayman Islands	1.4%
Bermuda	1.1%
Ireland	1.0%
Other countries	2.2%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$5,317,564	—	$5,317,564	—
Corporate bonds	982,221,794	—	982,221,794	—
Convertible bonds	2,242,130	—	2,242,130	—
Term loans	41,095,673	—	41,095,673	—
Collateralized mortgage obligations	1,329,146	—	1,329,146	—
Asset backed securities	37,385,211	—	37,385,211	—
Common stocks	—	—	—	—
Preferred securities	7,157,992	$3,713,406	—	$3,444,586
Warrants	22,615	—	22,615	—
Escrow certificates	11,398	—	—	11,398
Short-term investments	45,120,237	45,120,237	—	—
Total investments in securities	$1,121,903,760	$48,833,643	$1,069,614,133	$3,455,984
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,513,558	$26,309,925	$135,848,683	$(117,045,041)	$1,347	$5,323	$625,813	—	$45,120,237
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.3%	3,315,886
								$3,444,586

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
14	|